Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
5.
Revenue

During the years ended December 31, 2021, 2022 and 2023, revenue contributed by music subscription packages, which were recognized over time, amounted to RMB7,333 million, RMB8,699 million and RMB12,096 million, respectively.

During the years ended December 31, 2021, 2022 and 2023, revenue contributed by advertising services amounted to RMB2,687 million, RMB2,118 million and RMB3,003 million, respectively.

During the years ended December 31, 2021, 2022 and 2023, the majority of the revenue from online music services are recognized over time and the majority of the revenue from social entertainment services are recognized at a point in time.

As at December 31, 2022 and 2023, incremental contract costs related to contracts with customers were not material to the Group.

The Group does not disclose the information about the remaining performance obligation as the performance obligations of the Group have an expected duration of one year or less.

Details of contract liabilities were disclosed in Note 27.